Financial and capital risks management (Transfer between levels of fair value hierarchy) (Detail)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Financial and capital risks management [abstract]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	¥ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	¥ 0